Net Loss Per Share (Details)		12 Months Ended
	Jan. 26, 2024	Dec. 31, 2024 shares	Dec. 31, 2023 shares	Dec. 31, 2022 shares
Net Loss Per Share [Line Items]
ADS ordinary shares ratio	16
Class A Ordinary Shares [Member]
Net Loss Per Share [Line Items]
ADS ordinary shares ratio	240
Restricted Stock [Member]
Net Loss Per Share [Line Items]
Unvested restricted shares		25,905,000	3,880,000	3,573,750